Reverse Capitalization and Business Combination - Summary of Fair Value of Net Assets of the Acquiree (Detail) - Merger Agreement - DCRN $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure In Tabular Form Of Fair Value Of Net Assets Of The Acquiree [Line Items]
DCRN net cash acquired	$ 53,183
DCRN historical accumulated losses	(51,598)
DCRN transaction costs capitalised	(14,335)
Conversion of DCRN Class A and Class B shares into DCFC Common Stock, representing the fair value of consideration issued in exchange of DCRN's common stock	$ (12,750)